Convertible Notes (Details) - USD ($)		1 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 06, 2024
Convertible Notes [Line Items]
Net proceeds of first installment on convertible notes		$ 6,580,000
Incurred issuance costs	$ 620,000
Maximum [Member]
Convertible Notes [Line Items]
Bear interest percentage	18.00%	18.00%
Minimum [Member]
Convertible Notes [Line Items]
Bear interest percentage	0.00%	0.00%
First Stage [Member]
Convertible Notes [Line Items]
Amount associate	$ 7,200,000	$ 7,200,000
Unsecured Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount of promissory notes			$ 50,000,000
Maturity date on convertible notes	Oct. 05, 2025